Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000153951 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class C
Trading Symbol	JHERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class C/JHERX)	$188	1.83%

Expenses Paid, Amount	$ 188
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class C/JHERX) returned 5.36% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class C/JHERX)	4.40%	12.21%	8.90%
Equity Income Fund (Class C/JHERX)—excluding sales charge	5.36%	12.21%	8.90%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 603,031,289
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,305,109
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

C000153950 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class A
Trading Symbol	JHEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class A/JHEIX)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class A/JHEIX) returned 6.13% (excluding sales charges) for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class A/JHEIX)	0.82%	11.84%	9.11%
Equity Income Fund (Class A/JHEIX)—excluding sales charge	6.13%	13.00%	9.67%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 603,031,289
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,305,109
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

C000008922 [Member]
Shareholder Report [Line Items]
Fund Name	Equity Income Fund
Class Name	Class 1
Trading Symbol	JIEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Equity Income Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Fund (Class 1/JIEMX)	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Equity Income Fund (Class 1/JIEMX) returned 6.46% for the year ended August 31, 2025. U.S. equities logged a double-digit gain in the annual period, albeit with a stretch of volatility in spring 2025 caused by concerns about protectionist U.S. trade policy. Investor sentiment was well supported by the backdrop of steady economic growth, robust corporate earnings, and accommodative central bank policies. Dividend paying equities, while positive in absolute terms, lagged the broader market at a time in which faster-growing, technology-related stocks were in favor.
TOP PERFORMANCE CONTRIBUTORS
Financials | Bank stocks—including Citigroup, Inc., Wells Fargo & Company, and JPMorgan Chase & Co.—were top individual contributors in both the financials sector and the fund as a whole. Several non-bank financials also helped results, led by The Charles Schwab Corp.
Industrials | The fund held a number of strong performers in the aerospace & defense industry, including General Electric Company, Siemens AG, The Boeing Company, and L3Harris Technologies, Inc. GE Vernova, Inc. was a further contributor of note.
Communication services and utilities | Alphabet, Inc. (parent of Google) and Ameren Corp. were the leading contributors in the two sectors, respectively.
TOP PERFORMANCE DETRACTORS
Health care | The health insurance provider Elevance Health, Inc. was the largest detractor in both the sector and the overall portfolio. UnitedHealth Group, Inc. also hurt results.
Real estate | Real estate investment trusts (REITs) generally posted losses due to rising long-term interest rates and investors’ preference for faster-growing market segments.
Stocks affected by company-specific news | Stanley Black & Decker, Inc., Becton, Dickinson and Company, and United Parcel Service, Inc. were the largest individual detractors outside of healthcare.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Equity Income Fund (Class 1/JIEMX)	6.46%	13.41%	10.06%
Russell 1000 Index	16.24%	14.34%	14.33%
Russell 1000 Value Index	9.33%	12.97%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 603,031,289
Holdings Count | Holding	122
Advisory Fees Paid, Amount	$ 7,305,109
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$603,031,289
Total number of portfolio holdings	122
Total advisory fees paid (net)	$7,305,109
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

Sector Composition
Financials	22.6%
Industrials	13.6%
Health care	13.1%
Energy	8.9%
Information technology	8.7%
Consumer staples	8.4%
Communication services	6.1%
Utilities	6.0%
Consumer discretionary	4.7%
Real estate	3.8%
Materials	3.0%
Short-term investments and other	1.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
MetLife, Inc.	2.1%
The Southern Company	2.0%
Citigroup, Inc.	2.0%
Qualcomm, Inc.	2.0%
The Charles Schwab Corp.	1.9%
JPMorgan Chase & Co.	1.8%
Wells Fargo & Company	1.8%
L3Harris Technologies, Inc.	1.7%
Kimberly-Clark Corp.	1.7%
Amazon.com, Inc.	1.7%

C000127063 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class A
Trading Symbol	JHGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class A/JHGEX)	$134	1.29%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class A/JHGEX) returned 8.15% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class A/JHGEX)	2.76%	9.25%	8.70%
Global Equity Fund (Class A/JHGEX)—excluding sales charge	8.15%	10.38%	9.26%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000152689 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class C
Trading Symbol	JGECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class C/JGECX)	$206	1.99%

Expenses Paid, Amount	$ 206
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class C/JGECX) returned 7.39% (excluding sales charges) for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class C/JGECX)	6.43%	9.61%	8.49%
Global Equity Fund (Class C/JGECX)—excluding sales charge	7.39%	9.61%	8.49%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000127064 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class I
Trading Symbol	JGEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class I/JGEFX)	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class I/JGEFX) returned 8.48% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class I/JGEFX)	8.48%	10.71%	9.58%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000127065 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class NAV)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class NAV) returned 8.61% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class NAV)	8.61%	10.85%	9.71%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000152690 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R2
Trading Symbol	JGERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R2/JGERX)	$144	1.38%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R2/JGERX) returned 8.10% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R2/JGERX)	8.10%	10.29%	9.20%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000152691 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R4
Trading Symbol	JGETX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R4/JGETX)	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R4/JGETX) returned 8.32% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R4/JGETX)	8.32%	10.64%	9.52%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

C000152692 [Member]
Shareholder Report [Line Items]
Fund Name	Global Equity Fund
Class Name	Class R6
Trading Symbol	JGEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Global Equity Fund (the fund) for the period of September 1, 2024 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Equity Fund (Class R6/JGEMX)	$92	0.88%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Global Equity Fund (Class R6/JGEMX) returned 8.61% for the year ended August 31, 2025. The most significant factor affecting fund performance during the period was a global stock market rally driven by positive economic growth, decelerating inflation, steady corporate earnings, and optimism about generative artificial intelligence.
TOP PERFORMANCE CONTRIBUTORS
Financials stocks | The financials sector was the fund’s largest sector weighting on average and its top-performing sector.
Philip Morris International, Inc. | The tobacco company benefited from strong growth in its smokeless tobacco products.
ING Groep NV | Higher-than-expected fee income and lower costs boosted the stock of this Dutch financial services provider.
TOP PERFORMANCE DETRACTORS
Health care stocks | The health care sector was one of two sectors in the portfolio to decline, due in part to uncertainty surrounding Medicare and Medicaid funding changes in the U.S.
Elevance Health, Inc. | The health insurer came under pressure from higher medical costs and declining Medicaid membership.
Target Corp. | The discount retailer reported disappointing sales and lowered earnings projections.
The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Global Equity Fund (Class R6/JGEMX)	8.61%	10.82%	9.69%
MSCI World Index	15.68%	12.89%	11.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 733,667,389
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 5,204,555
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$733,667,389
Total number of portfolio holdings	64
Total advisory fees paid (net)	$5,204,555
Portfolio turnover rate	64%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%

Sector Composition
Financials	22.2%
Industrials	15.2%
Information technology	11.1%
Consumer discretionary	10.7%
Consumer staples	9.5%
Health care	9.3%
Materials	7.5%
Communication services	6.1%
Energy	5.0%
Utilities	2.0%
Short-term investments and other	1.4%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	3.0%
Wells Fargo & Company	2.7%
ING Groep NV	2.6%
CRH PLC (London Stock Exchange)	2.3%
McKesson Corp.	2.3%
Sony Group Corp.	2.3%
Sumitomo Mitsui Trust Group, Inc.	2.2%
AutoZone, Inc.	2.2%
Philip Morris International, Inc.	2.2%
Deutsche Bank AG	2.2%